Earnings (Loss) Per Share - Schedule of Calculations of Basic and Diluted EPS (Details) (10-K) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Net loss	$ (1,138,413)	$ (426,208)		$ (2,118,211)	$ (1,102,961)
Basic weighted average shares outstanding	356,742,548	323,930,512		355,863,427	315,825,288
Basic and diluted loss per common share:	$ (0.00)	$ (0.00)		$ (0.01)	$ (0.00)
Successor [Member]
Net loss			$ (1,155,286)			$ (3,495,481)
Basic weighted average shares outstanding			180,479,232			246,656,149
Basic and diluted loss per common share:			$ (0.01)			$ (0.01)